Income Tax (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Income Tax Disclosure [Abstract]
Current	$ (1,297)	$ (1,274)	$ (6,055)	$ (2,348)
Deferred	(145)	(275)	(437)	(823)
Income tax expense	$ (1,442)	$ (1,549)	$ (6,492)	$ (3,171)